Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Basis of consolidation

(a) Basis of consolidation

(i) Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group.

Intragroup transactions, balances and unrealised gains on transactions between the Group’s entities are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of the impairment of the transferred asset. The accounting policies of the subsidiaries have been changed where necessary to ensure consistency with those adopted by the Group.

Non-controlling interests (NCI) in the profit or loss and equity of subsidiaries are shown separately in the consolidated statement of financial position, consolidated statement of profit or loss, consolidated statement of comprehensive income and consolidated statement of changes in equity. Non-controlling interests are measured initially at their proportionate share of the fair value of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(ii) Associates

Associates are all entities over which the Group has significant influence but not control or joint control. This is generally the case where the Group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see (v) below), after initially being recognised at cost.

(iii) Joint arrangements

Under IFRS 11 “Joint Arrangements”, investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

(iv) Joint ventures

Interests in joint ventures are accounted for using the equity method (see (v) below), after initially being recognised at cost in the consolidated statement of financial position.

(v) Equity method

Under the equity method of accounting, investments are initially recognised at cost and adjusted thereafter to recognise the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of variations in other comprehensive income of the investee. Dividends received or receivable from associates and joint ventures are recognised as a reduction in the carrying amount of the investment.

When the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealised gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealised losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. The accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in note 4 (i).

(vi) Changes in ownership interests

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognised in a separate reserve within equity attributable to owners of Natuzzi S.p.A..

When the Group ceases to consolidate or equity account for an investment because of a loss of control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognised in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income are reclassified to profit or loss where appropriate.

Segment reporting	(b) Segment reporting Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.
Group Companies

(c) Group Companies

(i) Foreign operations that have a functional currency different from the presentation currency

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency (Euro) are translated into the presentation currency as follows: (a) assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position; (b) revenue and expenses for each statement of profit or loss and statement of comprehensive income are translated at the average exchange rates of the year (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case revenue and expenses are translated at the dates of the transactions); and (c) all resulting exchange differences are recognised in other comprehensive income.

Since January 1, 2017, the Group’s date of transition to IFRSs, such differences are recognised in the translation reserve. When a foreign operation is sold, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

(ii) Foreign operations that have a functional currency that is the presentation currency

As at December 31, 2022 and 2021, there is one foreign subsidiary, Italsofa Romania, considered to be an integral part of Natuzzi S.p.A. due to the primary and secondary indicators reported in IAS 21, paragraphs 9 and 10. Therefore, the functional currency for this foreign subsidiary is the Parent’s functional currency, namely the Euro. As a result, all monetary assets and liabilities are remeasured, at the end of each reporting period, using the Euro and the resulting gain or loss is recognised in profit or loss. For all non-monetary assets and liabilities, share capital, reserves and retained earnings, the historical exchange rates are used. The average exchange rates of the year are used to translate non-Euro denominated revenue and expenses, except for those non-Euro denominated revenue and expenses related to assets and liabilities which are translated at historical exchange rates. The resulting exchange differences are recognised in profit or loss.

Foreign currency transactions

(d) Foreign currency transactions

Transactions in foreign currencies are translated into the functional currency using the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the closing rate. Non-monetary items that are measured based on their historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency exchange gains and losses are recognised in profit or loss and presented within net exchange rate gains/(losses).

Property, plant and equipment

(e) Property, plant and equipment

Items of property, plant and equipment (PPE) are measured at cost, which includes capitalised borrowing costs, less accumulated depreciation and any accumulated impairment losses. The cost of certain buildings as at January, 1 2017, the Group’s date of transition to IFRS, was determined with reference to their deemed cost at that date.

If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.

Any gain or loss on the disposal of an item of property, plant and equipment is recognised in profit or loss.

Subsequent expenditure is capitalised only if it is probable that the future economic benefits associated with the expenditure will flow to the Group.

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is recognised in profit or loss. Land is not depreciated.

The estimated useful lives of property, plant and equipment (see note 8) for current and comparative periods are as follows: (a) buildings, 10–50 years; (b) machinery and equipment, 4–10 years; (c) office furniture and equipment, 5–10 years; (d) retail gallery and store furnishing, 3–4 years; (e) leasehold improvements, 5–10 years.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Leases

(f) Leases

As at December 31, 2022, the Group acts as lessor in some lease contracts for a not significant amount. As at December 31, 2021 and 2020 the Group did not act as lessor in any lease contracts.

(i) Policy applicable from January 1, 2019 as a lessee

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, which is generally the case for the Group’s leases, the lessee’s incremental borrowing rate, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

To determine the incremental borrowing rate, the Group: (a) where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received; (b) uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Group, which does not have recent third party financing, and (c) makes adjustments specific to the lease to reflect for instance the term of the lease, type of the asset leased, country, currency and security.

Lease payments included in the measurement of the lease liability comprise the following: (a) fixed payments, including in-substance fixed payments; (b) variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date; (c) amounts expected to be payable under a residual value guarantee; (d) the exercise price under a purchase option that the Group is reasonably certain to exercise; (e) lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option; and (f) penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets and lease liabilities in specific captions in the consolidated statement of financial position.

The Group has elected not to recognise right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

(ii) COVID-19-Related Rent Concessions

The Group has applied “COVID-19-Related Rent Concessions - Amendment to IFRS 16”. The Group applies the practical expedient allowing it not to assess whether eligible rent concessions that are a direct consequence of the COVID-19 pandemic are lease modifications. The Group applies the practical expedient consistently to contracts with similar characteristics and in similar circumstances. For rent concessions in leases to which the Group chooses not to apply the practical expedient, or that do not qualify for the practical expedient, the Group assesses whether there is a lease modification.

Business combinations

(g) Business combinations

(i) Acquisitions on or after January 1, 2017

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group (see note 4 (a)(i)). In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, as a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has the option to apply a “concentration test” that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment (see note 4(i)). Any gain on a bargain purchase is recognised in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre‑existing relationships. Such amounts are generally recognised in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is measured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.

If share‑based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree’s employees (acquiree’s awards), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market‑based measure of the replacement awards compared with the market‑based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination service.

(ii) Acquisitions prior to January 1, 2017

As part of its transition to IFRS, the Group elected to restate only those business combinations that occurred on or after January 1, 2017. In respect of acquisitions prior to January 1, 2017, goodwill represents the amount recognised under the Group’s previous accounting framework, Italian GAAP. Such goodwill has been tested for impairment at the transition date January 1, 2017.

Intangible assets and goodwill

(h) Intangible assets and goodwill

Expenditure on research activities is recognised in profit or loss as incurred.

Development expenditure is capitalised only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognised in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortisation and any accumulated impairment losses.

Other intangible assets, including software, trademarks and patents, that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortisation and any accumulated impairment losses.

Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses. In respect of acquisitions prior to January 1, 2017, goodwill is included on the basis of its deemed cost, which represents the amount recorded under previous GAAP.

Subsequent expenditure is capitalised only when it increases the future economic benefits embodied in the specific intangible asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in profit or loss as incurred.

Amortisation is calculated to write off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives, and is recognised in profit or loss. Goodwill is not amortised.

The estimated useful lives for current and comparative periods are as follows: software 3-5 years, trademarks and patents 3–5 years, other 2–5 years.

Amortisation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Impairment of non-financial assets

(i) Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than inventories and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash generating units (hereinafter also CGUs). Goodwill arising from a business combination is allocated to the CGU or groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognised if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognised in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised.

Interests in equity-accounted investees

(j) Interests in equity-accounted investees

The Group’s interests in equity-accounted investees comprise interests in associates and joint ventures. Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Interests in associates and joint ventures are accounted for using the equity method. They are initially recognised at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income (OCI) of equity-accounted investees, until the date on which significant influence or joint control ceases.

Inventories

(k) Inventories

Raw materials are stated at the lower of cost (determined under the specific cost method for leather hides and under the weighted-average method for other raw materials) and net realisable value.

Goods in process and finished goods are valued at the lower of production cost and net realisable value. Production cost includes direct production costs and production overhead costs. The production overhead costs are allocated to inventory based on the manufacturing facility’s normal capacity.

Finished goods acquired for reselling (e.g., home furnishings accessories) are stated at the lower of cost, determined under the weighted-average method, and net realisable value.

The provision for slow moving and obsolete raw materials and finished goods is based on the estimated realisable value net of the costs of disposal.

Trade and other receivables

(l) Trade and other receivables

Trade receivables and other receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less allowance for doubtful accounts.

In particular, trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 90 days and therefore are all classified as current. Trade receivables are recognised initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognised at fair value. The Group holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortised cost using the effective interest method. Details about the Group’s impairment policies and the calculation of the loss allowance are provided in note 4(n)(i).

The Group derecognises trade receivables when the contractual rights to the cash flows from such financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of such financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of such financial asset.

Cash and cash equivalents

(m) Cash and cash equivalents

Cash and cash equivalents are recorded at their nominal amount as it substantially coincides with the fair value.

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, on-demand deposits with financial institutions, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within bank overdrafts and short-term borrowings in current liabilities in the statement of financial position.

Impairment of financial assets

(n) Impairment of financial assets

The Group has the following types of financial assets that are subject to the expected credit loss model: (i) trade receivables for sales of goods and services; (ii) other receivables; (iii) cash and cash equivalents.

(i) Trade receivables

The Group applies the IFRS 9 simplified approach to measure expected credit losses which uses a lifetime expected loss allowance for all trade receivables.

In particular, for the credit losses on trade receivables determined on a collective basis, the Group adopted the practical expedient to use a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. To measure the expected credit losses, trade receivables are grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on the payment profiles of sales over a period of five years before December 31, 2022 or January 1, 2022, respectively, and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.

The Group recognised the expected credit losses for individual receivables which are known to be difficult to collect based on the financial difficulties of the debtor, the probability that the debtor will enter bankruptcy or financial reorganisation and default or late payments.

The Group records the expected credit losses on trade receivables determined on a collective and individual basis through the provision for doubtful accounts (see note 15). Trade receivables for which an impairment allowance is recognised are written off when there is no reasonable expectation of recovering additional cash. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group and a failure to make contractual payments for a period of greater than 180 days past due.

Impairment losses on trade receivables are presented as net impairment losses within operating profit/(loss). Subsequent recoveries of amounts previously written off are credited against the same line item.

(ii) Other receivables

Other receivables are considered to have low credit risk and the impairment loss is measured on a 12–month expected credit loss basis. Management considers other receivables to have a low credit risk if they have a low risk of default and the Group’s counterparties are able to meet its contractual cash flow obligations in the short-term.

(iii) Cash and cash equivalents

The Group considers its cash and cash equivalents to have “low credit risk” based on the external credit ratings of the financial institutions. Indeed, the Group’s cash and cash equivalents are held with financial institutions which have external credit risk ratings that are “investment grade”. Impairment of cash and cash equivalents is measured on a 12-month expected credit loss basis and reflects the short-term nature of the exposures.

Trade and other payables

(o) Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to year-end which are unpaid. The amounts are unsecured and are usually paid within 90 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognised initially at their fair value and subsequently measured at amortised cost using the effective interest method. The Group derecognises trade and other payables when its contractual obligations are discharged or cancelled or expired.

Borrowings

(p) Borrowings

Borrowings are initially recognised at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognised in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognised as transaction costs to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalised as a prepayment for liquidity services and amortised over the period of the facility to which it relates.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a borrowing that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss as finance income or finance costs.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Further, general and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

Other borrowing costs are expensed in the period in which they are incurred.

Employees Benefits

(q) Employee benefits

Information about employee benefits accouting policies is reported below.

(i) Share-based payment arrangements

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognised as a expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

The fair value of the amount payable to employees in respect of SARs, which are settled in cash, is recognised as an expense with a corresponding increase in liabilities, over the period during which the employees become unconditionally entitled to payment. The liability is remeasured at each reporting date and at settlement date based on the fair value of the SARs. Any changes in the liability are recognised in profit or loss.

(ii) Employees' leaving entitlement

The Group provides its Italian employees with benefits on the termination of their employment. The benefits fall under the definition of defined benefit plans whose existence and amount is certain but whose date is not. The liability is calculated as the present value of the obligation at the reporting date, in compliance with applicable regulations and adjusted to take into account actuarial gains or losses. The amount of the obligation is remeasured annually based on the “projected unit credit” method. Actuarial gains or losses are recorded in full during the relevant period. Actuarial gains/(losses) are stated under “Other comprehensive income” (OCI) in accordance with IAS 19.

Provisions

(r) Provisions

Provisions for legal claims, service warranties and one-time termination benefits for certain employees are recognised when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognised for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognised even if the likelihood of an outflow with respect to any one item included in the same class of obligations is small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as interest expense.

Derivative financial instruments and hedging activities

(s) Derivative financial instruments and hedging activities

Derivatives financial instruments are accounted for in accordance with IFRS 9, except for hedging activities that are treated in accordance with IAS 39.

Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Group designates certain derivatives as hedges of a particular risk associated with the cash flows of recognised assets (trade receivables) and highly probable forecast transactions (sales orders) (cash flow hedges).

At inception of the hedge relationship, the Group documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items (trade receivables and/or sales orders). The Group documents its risk management objective and strategy for undertaking its hedge transactions.

The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

(i) Cash flow hedges that qualify for hedge accounting

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in the hedging reserve within equity. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss, within net exchange rate gains/(losses).

When forward contracts are used to hedge forecast transactions, the Group generally designates only the change in fair value of the forward contract related to the spot component as the hedging instrument. Gains or losses relating to the effective portion of the change in the spot component of the forward contracts are recognised in the hedging reserve within equity. The change in the forward element of the contract that relates to the hedged item (“aligned forward element”) is recognised within OCI in the costs of the hedging reserve within equity. In some cases, the Group may designate the full change in fair value of the forward contract (including forward points) as the hedging instrument. In such cases, the gains or losses relating to the effective portion of the change in fair value of the entire forward contract are recognised in the hedging reserve within equity.

Amounts accumulated in equity are reclassified in the periods when the hedged item affects profit or loss.

When a hedging instrument expires, or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative deferred gain or loss and deferred costs of hedging in equity at that time remain in equity until the forecast transaction occurs, resulting in the recognition of a non-financial asset such as inventory. When the forecast transaction is no longer expected to occur, the cumulative gain or loss and deferred costs of hedging that were reported in equity are immediately reclassified to profit or loss.

(ii) Derivatives that do not qualify for hedge accounting

Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognised immediately in profit or loss and are included in net exchange rate gains/(losses). The fair value of derivative instruments is disclosed in note 30.

Revenues from contracts with customers

(t) Revenue from contracts with customers

The Group has adopted IFRS 15 “Revenue from Contracts with Customers”, effective for reporting periods starting from January 1, 2018, using the full retrospective approach, without any of the practical expedients indicated by IFRS 15 C5.

(i) Sale of upholstered furniture and home furnishings accessories – wholesale (distributors and retailers)

The Group sells a wide range of upholstered furniture (upholstered sofas and beds) and home furnishing accessories (for instance coffee tables, lamps, rugs and wall units) in the wholesale market to distributors and retailers. The upholstered furniture is manufactured in the plants located in Italy, Romania, China and Brazil. Sales are recognised when control of the products has been transferred, i.e., when the products are delivered to the wholesaler, the wholesaler has full discretion over the channel and price to sell the products, and there is no unfulfilled obligation that could affect the wholesaler’s acceptance of the products. Delivery occurs when the products have been dispatched from the Group’s warehouse or shipped to the location specified by the wholesaler, the risks of obsolescence and loss have been transferred to the wholesaler, and the Group has objective evidence that all criteria for acceptance have been satisfied.

The goods are often sold with retrospective volume discounts based on aggregate sales over a 12-month period. As part of variable considerations, revenue from these sales is recognised based on the price specified in the contract, net of the estimated volume discounts. Accumulated historical experience is used to estimate and provide for the discounts, using the expected value method, and revenue is only recognised to the extent that it is highly probable that a significant reversal will not occur. A refund liability is recognised for expected volume discounts payable to wholesalers in relation to sales made until the end of the reporting period. No element of financing is deemed present as the sales are made with a credit term of 30-90 days, which is consistent with market practice. The Group’s obligation to repair or replace faulty products under the standard assurance warranty terms is recognised as a provision (see note 23).

A trade receivable is recognised when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

It is the Group’s policy not to sell its products to the wholesaler with a right of return.

(ii) Sale of upholstered furniture and home furnishings accessories—retail (end consumers)

The Group operates a chain of retail stores (Natuzzi Italia stores, Natuzzi Editions stores and Divani&Divani by Natuzzi stores) selling to end consumers a wide range of upholstered furniture (upholstered sofas and beds) and home furnishing accessories (for instance coffee tables, lamps, rugs and wall units). The upholstered furniture is manufactured in the plants located in Italy, Romania, China and Brazil.

Revenue from the sale of the goods is recognised when the products are delivered and have been accepted by the customer in store or at its premise.

Payment of the transaction price is due immediately when the product is delivered to the customer. The Group’s obligation to repair or replace faulty products under the standard assurance warranty terms is recognised as a provision (see note 23).

It is the Group’s policy not to sell its products to the end consumer with a right of return.

(iii) Sale of polyurethane foam and leather processing by-products – wholesale

The Group sells polyurethane foam and leather processing by-products in the wholesale market. Such sales are recognised when control of the products has been transferred, i.e., when the products are delivered to the wholesaler, the wholesaler has full discretion over the channel and price to sell the products, and there is no unfulfilled obligation that could affect the wholesaler’s acceptance of the products. Delivery occurs when the products have been dispatched from the Group’s warehouse or shipped to the location specified by the wholesaler, the risks of obsolescence and loss have been transferred to the wholesaler, and either the wholesaler has accepted the products in accordance with the sales contract, the acceptance provisions have lapsed, or the Group has objective evidence that all criteria for acceptance have been satisfied.

Revenue from these sales is recognised based on the price specified in the contract. No element of financing is deemed present as the sales are made with a credit term of 30-90 days, which is consistent with market practice. The Group’s obligation to repair or replace faulty products under the standard assurance warranty terms is recognised as a provision (see note 23).

A trade receivable is recognised when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

It is the Group’s policy not to sell these products to the wholesaler with a right of return.

(iv) Sale of Natuzzi Display System and related slotting fees

The Group sells the Natuzzi Display System (NDS) to retailers, used to set up their stores. Revenue from such sales is recognised over time based on the length of the distribution contract signed with the retailer. Revenue is accounted for based on the price specified in the contract. No element of financing is deemed present as the sales are made with a credit term of 30-90 days, which is consistent with market practice. The deferred revenue for the sales of Natuzzi Display System is included under the caption “Contract liabilities” of the statement of financial position.

The Group pays retailers slotting fees as contributions to prepare the retailer’s system to accept and sell the Group’s products. Slotting fees are recognised over time based on the length of the contract signed with the retailers and are treated as a reduction of revenue. Deferred slotting fees are included under the caption “Other assets” of the statement of financial position.

(v) Service-type warranty

Customers who purchase the Group’s products may require a service-type warranty. The Group allocates a portion of the consideration received to the service-type warranty. This allocation is based on the relative stand-alone selling price. The amount allocated to the service-type warranty is deferred, and is recognised as revenue over time based on the validity period of such warranty. The deferred revenue is included in the caption “Contract liabilities” of the statement of financial position.

(vi) Financing components

The Group does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the Group does not adjust any of the transaction prices for the time value of money.

Cost of sales, selling expenses and administrative expenses

(u) Cost of sales, selling expenses and administrative expenses

Cost of sales consist of the following expenses: change in opening and closing inventories, purchases of raw materials, purchases of finished goods for reselling, labour costs (included one-time termination benefit accruals), third party manufacturing costs, depreciation expense of property, plant and equipment and right-of-use-assets used in the production of finished goods, impairment of property, plant and equipment and right-of-use-assets, energy and water expenses (for instance light and power expenses), expenses for maintenance and repairs of production facilities, distribution network costs (including inbound freight charges, warehousing costs, internal transfer costs and other logistic costs involved in the production cycle), security costs for production facilities, small-tools replacement costs, insurance costs and other minor expenses.

Selling expenses consist of the following expenses: shipping and handling costs incurred for transporting finished products to customers, advertising costs, labour costs for sales personnel, expenses related to leases (e.g., short-term and low-value leases), customs duties, commissions to sales representatives and related costs, depreciation expense of property, plant and equipment and right-of-use-assets used in the selling activities, amortisation of intangible assets that, based on their usage, are allocated to selling expenses, impairment of property, plant and equipment and right-of-use-assets, impairment of intangible assets and goodwill, energy and water expenses for trade buildings (for instance, light and heating expenses), sales catalogue and related expenses, exhibition and trade-fair costs, advisory fees for sales and marketing of finished products, expenses for maintenance of stores and other trade buildings, insurance costs for trade receivables and other miscellaneous expenses.

Administrative expenses consist of the following expenses: labour costs for administrative personnel, advisory fees for accounting and information-technology services, non-income tax expenses, traveling expenses for management and other personnel, depreciation expense related to property, plant and equipment and right-of-use-assets used in the administrative activities, amortisation of intangible assets that, based on their usage, are allocated to administrative expenses, impairment of property, plant and equipment and right-of-use-assets, impairment of intangible assets, postage and telephone costs, stationery and other office supplies costs, expenses for maintenance of administrative facilities and softwares, directors’ fees, audit committee and external auditors’ fees, energy and water expenses for administrative buildings (for instance, light and heating expenses) and other miscellaneous expenses.

As noted above, the costs of the Group’s distributions network, which include inbound freight charges, warehousing costs, internal transfer costs and other logistic costs involved in the production cycle, are classified under the “Cost of sales” line item.

Shipping and handling costs

(v) Shipping and handling costs

Shipping and handling costs incurred to transport products to customers are expensed in the periods incurred and are included in selling expenses. Under IFRS 15, shipping and handling costs related to activities before the customer obtains control of the finished goods, are accounted for as fulfillment costs under the caption “Other assets” of the statement of financial position. Such costs are recognised in profit or loss consistent with the pattern of transfer of the finished goods. Shipping and handling expenses recorded for the years ended December 31, 2022, 2021 and 2020, come to 55,912, 54,672 and 28,749, respectively (see note 34).

Advertising costs

(w) Advertising costs

Advertising costs are expensed in the periods incurred and are included in selling expenses. Advertising expenses recorded for the years ended December 31, 2022, 2021 and 2020 amount to 6,193, 5,576 and 4,837, respectively (see note 34).

Commission expense

(x) Commission expense

Commissions payable to sales representatives and the related expenses are recorded at the time revenue from sale of products is recognised and are included in selling expenses. Commissions are not paid until payment for the related sale’s invoice is remitted to the Group by the customer. Under IFRS 15, sale commissions are considered costs of obtaining a contract and the Group has elected to apply the practical expedient under which such costs are expensed in profit or loss, as the amortisation period is less than one year. Commissions expenses recorded in profit or loss for the years ended December 31, 2022, 2021 and 2020 amount to 7,318, 7,503 and 5,403, respectively (see note 34).

Government grants

(y) Government grants

Grants from the government are recognised at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all attached conditions. Government grants relating to costs are deferred and recognised in profit or loss over the period necessary to match them with the costs that they are intended to compensate. Government grants relating to the purchase of property, plant and equipment are deferred and credited to profit or loss on a straight-line basis over the expected lives of the related assets. Amortisation of the deferred grant is recognised in profit or loss as a reduction in the cost of sales, selling expenses or administrative expenses.

Net finance income/(costs)

(z) Net finance income/(costs)

The Group’s net finance income/(costs) include: interest income, interest expense, commission expense, gain or loss on derivative financial instruments, exchange rate gain or loss on financial assets and financial liabilities, and hedge ineffectiveness recognised in profit or loss.

Interest income or expense is recognised using the “effective interest rate”. The “effective interest rate” is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to the gross carrying amount of the financial asset or the amortised cost of the financial liability.

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortised cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortised cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

Income tax

(aa) Income tax

Income tax expense comprises current and deferred tax. It is recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

The Group has determined that interest and penalties related to income taxes, including uncertain tax treatments, meet the definition of income taxes, and therefore accounted for them under IAS 12 “Income Taxes”.

(i) Current tax

Current tax comprises the expected tax payable or receivable on the taxable profit or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

Current tax assets and tax liabilities are offset when the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously.

(ii) Deferred tax

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognised for: (a) temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; (b) temporary differences related to investments in subsidiaries, associates and joint arrangements (mainly unremitted earnings and withholding taxes) to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and (c) taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognised for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognise a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised; such reductions are reversed when the probability of future taxable profits improves.

Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.

Operating profit/(loss)

(ab) Operating profit/(loss)

Operating profit/(loss) is the result generated from the continuing principal revenue-producing activities of the Group as well as other income and expenses related to operating activities. Operating profit/(loss) excludes net finance income/(costs), share of profit/(loss) of equity-accounted investees and income tax expense.

Fair value measurement

(ac) Fair value measurement

“Fair value” is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which the Group has access at that date. The fair value of a liability reflects its non-performance risk.

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

When available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as “active” if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then the Group uses valuation techniques that maximise the use of relevant observable inputs and minimise the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.

If an asset or a liability measured at fair value has a bid price and an ask price, then the Group measures assets and long positions at a bid price and liabilities and short positions at an ask price.

The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price – i.e., the fair value of the consideration given or received. If the Group determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based on a valuation technique for which any unobservable inputs are judged to be insignificant in relation to the measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price.

Subsequently, that difference is recognised in profit or loss on an appropriate basis over the life of the instrument but no later than when the valuation is wholly supported by observable market data or the transaction is closed out.

Earnings/(loss) per share

(ad) Earnings/(loss) per share

(i) Basic earnings/(loss) per share

Basic earnings/(loss) per share are calculated by dividing the profit/(loss) attributable to the owners of the Parent, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares.

(ii) Diluted earnings/(loss) per share

Diluted earnings/(loss) per share adjust the figures used in the determination of basic earnings/(loss) per share to take into account the post-income/(loss) tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

New standards, amendments and interpretations issued but not yet effective

(ae) New standards, amendments and interpretations issued but not yet effective

The standards, amendments and interpretations issued by the International Accounting Standards Board (“IASB”) that will have mandatory application in 2023 or subsequent years are listed below.

In May 2017 the IASB issued IFRS 17 “Insurance Contracts” which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts issued as well as guidance relating to reinsurance contracts held and investment contracts with discretionary participation features issued. IFRS 17 is effective on or after January 1, 2023 with early adoption allowed if IFRS 15 “Revenue from Contracts with Customers” and IFRS 9 “Financial Instruments” are also applied. The IASB issued certain amendments to such standard in June 2020. Natuzzi’s management does not expect any material impact from the adoption of such standard.

In January 2020 the IASB issued amendments to IAS 1 “Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current” to clarify how to classify debt and other liabilities as current or non-current, and in particular how to classify liabilities with an uncertain settlement date and liabilities that may be settled by converting to equity. These amendments are effective on or after January 1, 2023. The Group does not expect any material impact from the adoption of these amendments.

In July and May 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements”. These amendments clarify the following in relation to the classification of liabilities as current or non-current: (i) the right to defer settlement for at least 12 months after the reporting period must have substance and exist at the reporting date – i.e. the requirement for the right to be “unconditional” has been removed; (ii) the classification of liabilities is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and (iii) settlement of a liability includes transferring an entity’s own equity instruments to the counterparty. If a liability has any conversion options that involve a transfer of an entity’s own equity instruments, then these generally affect the liability’s classification as current or non-current, unless these conversion options are recognised as equity under IAS 32. The amendments are effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Group does not expect any material impact from the application of these amendments.

In February 2021, the IASB issued amendments to IAS 1 “Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies” which require companies to disclose their material accounting policy information rather than their significant accounting policies and provide guidance on how to apply the concept of materiality to accounting policy disclosures. These amendments are effective on or after January 1, 2023. The Group does not expect any material impact from the adoption of these amendments.

In February 2021, the IASB issued amendments to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates” which clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. These amendments are effective on or after January 1, 2023. The Group does not expect any material impact from the adoption of these amendments.

In May 2021, the IASB issued amendments to IAS 12 “Income taxes”. These amendments narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences – e.g., leases and decommissioning liabilities. For leases and decommissioning liabilities, the associated deferred tax asset and liabilities will need to be recognised from the beginning of the earliest comparative period presented, with any cumulative effect recognised as an adjustment to retained earnings or other components of equity at that date. For all other transactions, the amendments apply to transactions that occur after the beginning of the earliest comparative period presented. Such amendments apply for annual reporting periods beginning on or after January 1, 2023. Early adoption is permitted. The Group does not expect any material impact from the application of these amendments.

In December 2021, the IASB published an amendment to IFRS 17 “Insurance Contracts: Initial Application of IFRS 17 and IFRS 9 – Comparative Information”. This amendment adds a new transition option to IFRS 17 (the “classification overlay”) to alleviate operational complexities and one-time accounting mismatches in comparative information between insurance contract liabilities and related financial assets on the initial application of IFRS 17. It allows presentation of comparative information about financial assets to be presented in a manner that is more consistent with IFRS 9 “Financial Instruments”. The amendment is effective on or after January 1, 2023. The Group does not expect any material impact from the adoption of these amendments.

In September 2022, the IASB issued amendments to IFRS 16 “Leases: Liability in a Sale and Leaseback” to improve the requirements for sale and leaseback transactions, which specify the measurement of the liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. These amendments are effective on or after January 1, 2024. The Group does not expect any material impact from the adoption of these amendments.

In October 2022, the IASB issued amendments to IAS 1 “Presentation of Financial Statements: Non-current Liabilities with Covenants”, that clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. These amendments are effective on or after January 1, 2024. The Group does not expect any material impact from the adoption of these amendments.